LEASE LIABILITIES (Details) - ARS ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas
Current lease liabilities	$ 74,531	$ 62,576
Non-current lease liabilities	138,445	130,460
Total lease liabilities	212,976	193,036	$ 195,962
Argentina
Disclosure of geographical areas
Current lease liabilities	72,221	58,754
Non-current lease liabilities	111,740	98,715
Abroad
Disclosure of geographical areas
Current lease liabilities	2,310	3,822
Non-current lease liabilities	$ 26,705	$ 31,745